Cash and cash equivalents - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 179,068	$ 146,242
Short-term bank deposits	160,713	84,411
Cash and cash equivalents	$ 339,781	$ 230,653	$ 199,766	$ 336,282